Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Parties
Schedule of changes in the affiliates (payable)/receivable balances

Changes in the affiliates (payable)/receivable balances during the year ended December 31, 2012 are included below (in thousands):

		Lime Rock
	ServCo	Resources	Total

Balance as of December 31, 2011	$—	$(536)	$(536)
Expenditures	(74,765)	(11,708)	(86,473)
Cash paid for expenditures	62,844	4,423	67,267
Revenues and other	9,692	8,073	17,765
Balance as of December 31, 2012	$(2,229)	$252	$(1,977)